SHARE-BASED COMPENSATION - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
SHARE-BASED COMPENSATION
Share-based compensation expense	$ 400,000	$ (2,300,000)
Weighted average grant-date fair value	$ 0.4	$ 0.53
Dividends payments	$ 0
Share based payment award, stock options granted	353,878
Share based payment award, stock options granted exercise price	$ 0.54
Number of shares unvested	1,584,194
Unrecognized share-based compensation	$ 1,900,000
Recognized over a weighted average vesting period	2 years 6 months
Restricted share units
SHARE-BASED COMPENSATION
Number of shares granted	269,100
Time-based Units
SHARE-BASED COMPENSATION
Share-based compensation expense	$ 100,000	$ (1,500,000)
Weighted-average period	2 years 6 months
Weighted average grant-date fair value	$ 0.53	$ 0.76
Unrecognized share-based compensation	$ 800,000
Market-based Units
SHARE-BASED COMPENSATION
Share-based compensation expense	$ 100,000
Number of shares granted	2,863,500	0	2,863,500
Granted	0
Weighted-average period	3 years 8 months 12 days
Unrecognized share-based compensation	$ 1,000,000	$ 0
2024 Plan
SHARE-BASED COMPENSATION
Share based payment award, maximum shares authorized	12,508,276
Ordinary shares available for issuance	19,971,889
Outstanding share percentage	5.50%
Ordinary shares were available to issue	12,508,276
Predecessor Plans
SHARE-BASED COMPENSATION
Share based payment award, number of shares available to issue	0